Stock Options Outstanding, Employees Stock Option Schemes (Detail)	12 Months Ended
	Mar. 31, 2015 ₨ / shares shares	Mar. 31, 2015 ₨ / shares $ / shares shares	Mar. 31, 2014 ₨ / shares shares	Mar. 31, 2013 ₨ / shares shares	Mar. 31, 2012 ₨ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted Average Exercise Price	₨ 773.7	₨ 773.7	₨ 680.0
Employees Stock Option Scheme
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Of Shares Arising Out Of Options | shares	109,033,000	109,033,000	92,476,600	65,443,045	99,872,740
Weighted Average Exercise Price	₨ 683.16	₨ 683.16	₨ 556.06	₨ 417.32	₨ 389.52
Employees Stock Option Scheme | Plan ''C''
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	680.00	₨ 10.91
Range of exercise price, Upper Range | (per share)	₨ 835.5	₨ 13.41
Number Of Shares Arising Out Of Options | shares	6,778,000	6,778,000
Weighted Average Remaining Life	4 years 3 months 26 days	4 years 3 months 26 days
Weighted Average Exercise Price	₨ 692.50	₨ 692.50
Employees Stock Option Scheme | Plan ''D''
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price | (per share)	₨ 680.0	₨ 10.91
Number Of Shares Arising Out Of Options | shares	6,402,300	6,402,300
Weighted Average Remaining Life	4 years 3 months 4 days	4 years 3 months 4 days
Weighted Average Exercise Price	₨ 680.00	₨ 680.00
Employees Stock Option Scheme | Plan "E"
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	440.16	₨ 7.06
Range of exercise price, Upper Range | (per share)	₨ 680.0	₨ 10.91
Number Of Shares Arising Out Of Options | shares	55,939,700	55,939,700
Weighted Average Remaining Life	3 years 18 days	3 years 18 days
Weighted Average Exercise Price	₨ 573.70	₨ 573.70
Employees Stock Option Scheme | Plan "F"
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price | (per share)	₨ 835.5	₨ 13.41
Number Of Shares Arising Out Of Options | shares	39,913,000	39,913,000
Weighted Average Remaining Life	5 years 2 months 19 days	5 years 2 months 19 days
Weighted Average Exercise Price	₨ 835.50	₨ 835.50